Document and Entity Information	Dec. 27, 2021
Document And Entity Information [Line Items]
Entity Address, Region	GRAND CAYMAN
Amendment Flag	false
Entity Central Index Key	0001835856
Document Type	8-K
Document Period End Date	Dec. 27, 2021
Entity Registrant Name	AURORA ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40143
Entity Tax Identification Number	98-1628701
Entity Address, Address Line One	20 North Audley Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W1K 6LX
Entity Address, Country	GB
City Area Code	44 (0)
Local Phone Number	20 3931 9785
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class Ordinary Share And Onequarter Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary share and one-quarter of one redeemable warrant
Trading Symbol	AURCU
Security Exchange Name	NASDAQ
Class Ordinary Share Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary share, par value $0.0001 per share
Trading Symbol	AURC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AURCW
Security Exchange Name	NASDAQ